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<FILENAME>inftable.txt
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				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2008

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             April 17, 2008
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  68
                                            ---------------------------

Form 13F  Information Table Value Total:            $90,297
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206R102      313     8178 SH       Sole                     7028              1150
AFLAC                          COM              001055102     5168    79570 SH       Sole                    57860             21710
                                                                37      575 SH       Other                                       575
Aetna Inc                      COM              00817Y108     1291    30675 SH       Sole                    23530              7145
American International Group   COM              026874107     2584    59755 SH       Sole                    44170             15585
Anadarko Petroleum             COM              032511107     1810    28719 SH       Sole                    18566             10153
                                                                19      300 SH       Other                                       300
Automatic Data Processing      COM              053015103     1760    41510 SH       Sole                    30620             10890
                                                                12      290 SH       Other                                       290
CVS Caremark Corp              COM              126650100     2910    71822 SH       Sole                    47572             24250
                                                                 8      190 SH       Other                                       190
Chevron Corp                   COM              166764100      269     3148 SH       Sole                     2598               550
Chubb Corporation              COM              171232101     3648    73722 SH       Sole                    48898             24824
                                                                30      600 SH       Other                                       600
Colgate-Palmolive              COM              194162103      898    11522 SH       Sole                     7822              3700
ConocoPhillips                 COM              20825C104     2344    30758 SH       Sole                    19715             11043
                                                                10      125 SH       Other                                       125
Dentsply International         COM              249030107      214     5550 SH       Sole                                       5550
Dollar Tree Inc.               COM              256747106      270     9770 SH       Sole                     8305              1465
Exxon Mobil Corp               COM              30231G102     1548    18299 SH       Sole                    13564              4735
Factset Research Systems       COM              303075105     1680    31185 SH       Sole                    22225              8960
                                                                12      215 SH       Other                                       215
General Dynamics               COM              369550108     4335    52002 SH       Sole                    39187             12815
                                                                28      335 SH       Other                                       335
General Electric               COM              369604103     3973   107347 SH       Sole                    81682             25665
                                                                22      600 SH       Other                                       600
Int'l Business Machines        COM              459200101     2359    20491 SH       Sole                    15186              5305
                                                                16      140 SH       Other                                       140
Johnson & Johnson              COM              478160104     3483    53694 SH       Sole                    40544             13150
                                                                29      450 SH       Other                                       450
Johnson Controls               COM              478366107     2073    61322 SH       Sole                    44587             16735
                                                                13      380 SH       Other                                       380
Medtronic                      COM              585055106     1627    33636 SH       Sole                    23906              9730
                                                                 9      180 SH       Other                                       180
Microsoft Corp                 COM              594918104     1814    63910 SH       Sole                    47165             16745
                                                                11      370 SH       Other                                       370
O'Reilly Automotive            COM              686091109     1827    64055 SH       Sole                    46630             17425
                                                                11      380 SH       Other                                       380
Oshkosh Corp                   COM              688239201     1277    35206 SH       Sole                    25961              9245
Qualcomm Inc                   COM              747525103     4241   103442 SH       Sole                    77272             26170
                                                                30      730 SH       Other                                       730
Sherwin Williams               COM              824348106     1302    25510 SH       Sole                    18075              7435
                                                                11      220 SH       Other                                       220
Smith International Inc        COM              832110100     2675    41640 SH       Sole                    30310             11330
                                                                18      275 SH       Other                                       275
Stryker Corp                   COM              863667101     4044    62170 SH       Sole                    45680             16490
                                                                17      255 SH       Other                                       255
Sysco Corp                     COM              871829107     3401   117185 SH       Sole                    89550             27635
                                                                24      820 SH       Other                                       820
Teva Pharmaceutical Industries COM              881624209     2218    48010 SH       Sole                    35265             12745
                                                                12      250 SH       Other                                       250
Torchmark                      COM              891027104      823    13690 SH       Sole                     7390              6300
United Technologies            COM              913017109     4262    61923 SH       Sole                    46555             15368
                                                                24      355 SH       Other                                       355
Unitedhealth Group Inc         COM              91324P102     1738    50580 SH       Sole                    35175             15405
                                                                21      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     1439    53287 SH       Sole                    38476             14811
                                                                16      594 SH       Other                                       594
Wal Mart Stores                COM              931142103     3944    74868 SH       Sole                    57168             17700
                                                                22      415 SH       Other                                       415
Walgreen                       COM              934122109     1283    33695 SH       Sole                    27160              6535
                                                                17      440 SH       Other                                       440
S&P Depository Receipt Trust U                  78462F103     2106 15955.000 SH      Sole                13035.000          2920.000
                                                               176 1335.000 SH       Other                                  1335.000
Vanguard Emerging Market ETF                    922042858     1905 20255.000 SH      Sole                14859.000          5396.000
                                                                11  115.000 SH       Other                                   115.000
iShares MSCI EAFE Index Fund                    464287465     4748 66042.000 SH      Sole                49822.000         16220.000
                                                                33  460.000 SH       Other                                   460.000
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